Leases (Details) - Schedule of Operating Leases and Noncurrent Operating Lease Liabilities - Previously Reported [Member]	Dec. 31, 2023 USD ($)
Leases (Details) - Schedule of Operating Leases and Noncurrent Operating Lease Liabilities [Line Items]
2024	$ 909,296
2025	916,671
2026	927,671
2027	939,600
2028	876,385
Thereafter	1,085,258
Total lease payments	5,654,881
Less: imputed interest	(1,458,643)
Present value of lease liabilities	4,196,238
Less: current lease liabilities	(512,416)
Long-term lease liabilities	$ 3,683,822